Label	Element	Value
Institutional Class Prospectus | Boston Partners Emerging Markets Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Boston Partners Emerging Markets Long/Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. From the commencement of operations on December 15, 2015 to the fiscal period ended August 31, 2016, the portfolio turnover rate for the Fund was 229% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	229.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs of investing $100,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will pursue its objective through a multi-strategy long-short portfolio of equity securities and financial investments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the Adviser using its "three circles" approach which combines a quantitative screening with a fundamental bottom up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g. high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g. rising earnings estimates, outperform stocks with negative business momentum. With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Adviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the securities of emerging market issuers, related derivative instruments and other investments that are tied economically to emerging market countries. The Adviser considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the Adviser includes Hong Kong and Macau as emerging markets, independent of above definitions 1 through 3. The Adviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer's primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets.

In managing the Fund's portfolio, the Adviser will seek to identify mispriced publicly traded equity securities of emerging market companies including shorting securities that the Adviser believes will underperform and purchasing securities that the Adviser believes will outperform.

The long portion of the portfolio will emphasize low valuation, positive business momentum and high quality securities. The short portfolio will emphasize securities with high valuation risk, high balance sheet risk and signs of slowing sales and earnings momentum.

The Fund's portfolio is rebalanced regularly to maintain the optimal risk/return trade-off. The Adviser assesses each stock's changing characteristics relative to its contribution to portfolio risk. The Adviser will sell a stock held long or close out a short position in a stock that the Adviser believes no longer offers an appropriate return-to-risk tradeoff.

The equity securities in which the Fund will invest include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds ("ETFs")), real estate investment trusts ("REITs") and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers").

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations (e.g. trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Non-investment grade fixed income securities (commonly known as "junk bonds") are rated BB or lower by Standard & Poor's Rating Group, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the Adviser to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. The Adviser may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded. The Fund will primarily invest in fixed income instruments, including high yield fixed income obligations, when the Fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.

Under normal circumstances, the Adviser expects that the Fund's long positions will not exceed approximately 50% of the Fund's net assets with a typical range of 30% to 70% net long.

The Fund's long and short positions may involve (without limit) equity securities of non-U.S. issuers that are traded in the markets of the United States.

In addition to the short sales discussed above, the Fund may make short sales "against the box," a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It is currently expected that the majority of the Fund's short sales will not be against the box.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

In general, the Fund's investments will be spread over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the Fund may invest up to 30% in exchange-traded funds to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and applicable SEC orders.

The Fund may participate as a purchaser in initial public offerings of securities ("IPOs"). An IPO is a company's first offering of stock to the public.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may also seek to increase its income by lending portfolio securities.

The Fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. Contracts for differences offer exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. The Fund's investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Limited Operating History Risk. The Fund has a limited operating history upon which prospective investors can evaluate its performance. Although the investment strategies described herein may have been utilized by investment accounts managed by the Adviser's investment team, past performance is not indicative of future results.

•  New Fund Risk. As a new Fund, there can be no assurance that the Fund will grow to or maintain economically viable size.

•  Management Risk. The Fund is subject to the risk of poor stock selection. The Adviser may not be successful in its strategy of taking long positions in securities the Adviser believes to be undervalued and short positions in securities the Adviser believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make. Investments the Fund makes may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.

•  Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•  Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•  Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•  Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•  Short Sales Risk. Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling is speculative and also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; the additional costs that may be incurred; and the potential loss of investment flexibility caused by the Fund's obligations to provide collateral to the lender and set aside assets to cover the open position. Short sales "against the box" may protect the Fund against the risk of losses in the value of a portfolio security because any decline in the value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not "against the box" involve a form of investment leverage, and the amount of the Fund's loss on a short sale is potentially unlimited. The use of short sales may cause the Fund to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender.

•  Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

•  Small/Mid Cap Companies Risk. Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations.

Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•  REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by an externally managed REIT in which it invests.

•  Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it will improve the Fund's performance.

•  Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

•  Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•  Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•  Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Losses incurred by the Fund in writing options can be potentially unlimited.

•  Derivatives Risk. The Fund's investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, contracts for differences, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

•  IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

•  Exchange Traded Fund Risk. Exchange traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in the duplication of expenses, including advisory fees, in addition to the Fund's own expenses.

•  Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

•  High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

•  Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Fund. The bar chart below shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

The Fund commenced operations as a series of The RBB Fund, Inc. on December 15, 2015, when substantially all of the assets of Boston Partners Emerging Markets Long/Short Equity (the "Prior Account") transferred to the Fund. The Fund is managed in all material respects in a manner equivalent to the management of the Prior Account. Accordingly, the performance information shown below for periods prior to December 15, 2015 is that of the Prior Account. The Fund's objectives, policies, guidelines and restrictions are in all material respects equivalent to the Prior Account. The Fund is managed by Joseph F. Feeney, Jr. and Paul Korngiebel, the same Prior Account portfolio managers that managed the Prior Account since its inception in 2015. The Prior Account was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Prior Account had been registered under the 1940 Act, its performance may have been adversely affected. Accordingly, future Fund performance may be different than the Prior Account's restated past performance. The Prior Account's performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Prior Account. The Prior Account was not a regulated investment company under Subchapter M of the Internal Revenue Code and therefore did not distribute current or accumulated earnings and profits and was not subject to the diversification and source of income requirements applicable to regulated investment companies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below illustrate the long-term performance of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Performance (for the periods reflected in the chart above):
Best Quarter:	4.99% (quarter ended September 30, 2016)
Worst Quarter:	(6.27)% (quarter ended September 30, 2015)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.27%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund's Institutional Class, including the Prior Account, both before and after taxes for the past calendar year and since inception to the average annual total returns of a broad-based securities market index for the same periods.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2016
Institutional Class Prospectus | Boston Partners Emerging Markets Long/Short Fund | MSCI® Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.51%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2015
Institutional Class Prospectus | Boston Partners Emerging Markets Long/Short Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.85%
Distribution and servicing (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense on short sales	rr_Component1OtherExpensesOverAssets	1.69%	[2]
Interest expense on borrowings	rr_Component2OtherExpensesOverAssets	0.08%	[2]
Other operating expenses	rr_Component3OtherExpensesOverAssets	4.20%
Total annual Fund operating expenses	rr_ExpensesOverAssets	7.82%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.95%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	3.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 3,892
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	19,266
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	33,785
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 66,648
Annual Return 2015	rr_AnnualReturn2015	(5.35%)
Annual Return 2016	rr_AnnualReturn2016	7.91%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.16%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2015
Institutional Class Prospectus | Boston Partners Emerging Markets Long/Short Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)	[1]
Institutional Class Prospectus | Boston Partners Emerging Markets Long/Short Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.01%	[1]

[1]	The "Since Inception" performance includes performance from the Prior Account beginning on March 15, 2015 until the Fund's commencement of operations on December 15, 2015.
[2]	There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared, thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short.
[3]	The Fund's Adviser has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund's Institutional Class shares exceeds 2.10% of the average daily net assets attributable to the Fund's Institutional Class shares. Because acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and/or expense reimbursements) are expected to exceed 2.10%. This contractual limitation is in effect until February 28, 2018 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund's Total annual Fund operating expenses (not including acquired fund fees and expenses, short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 2.10% or the expense cap then in effect, whatever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.